Provision for Income Taxes - Summary of Loss Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Income (Loss) Attributable to Parent [Abstract]
Domestic	$ (178,376)	$ (411,438)
Foreign	0	0
Loss before taxes	$ (178,376)	$ (411,438)